Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer, or the PEO, and Non-PEO named executive officers, or the Non-PEO NEOs, and Company performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment Based on: (4)
Fiscal Year	Summary Compensation Table Total for Frank H. Laukien, Ph.D.(1) ($)	Compensation Actually Paid to Frank H. Laukien, Ph.D. (1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1),(2),(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ Millions)	Non- GAAP Diluted EPS (5)
2024	5,527,304	3,201,715	1,979,422	1,446,957	116.73	93.96	113.8	$2.41
2023	5,858,761	6,267,895	1,937,106	2,094,178	145.89	100.00	428.5	$2.58
2022	5,057,195	1,862,866	1,707,689	791,613	135.30	112.96	298.5	$2.34
2021	5,594,539	14,300,157	1,966,675	3,821,804	165.58	169.92	280.6	$2.10
2020	4,081,963	5,086,157	1,464,473	1,745,100	106.58	134.62	161.4	$1.35

(1)
Frank H. Laukien, Ph.D. was our PEO for each year presented. Gerald N. Herman, Mark R. Munch, Ph.D., Juergen W. Srega and Falko Busse, Ph.D. were the Non-PEO NEOs for each year presented.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the "Average Exclusion of Change in Pension Value for Non-PEO NEOs" column reflect the amounts attributable to the Change in Pension Value reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column presented in the Summary Compensation Table. Amounts in the "Average Inclusion of Pension Service Cost for Non-PEO NEOs” are based on the service cost for services rendered during the listed year and amounts in the “Average Inclusion for Prior Service Cost for Non-PEO NEOs” are based on the cost of pension benefits resulting from a plan amendment or initiation during 2024.

Fiscal Year	Summary Compensation Table Total for Frank H. Laukien, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Frank H. Laukien, Ph.D. ($)	Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)	Compensation Actually Paid to Frank H. Laukien, Ph.D. ($)
2024	5,527,304	(3,338,058)	1,012,469	3,201,715
2023	5,858,761	(3,326,420)	3,735,554	6,267,895
2022	5,057,195	(3,241,398)	47,069	1,862,866
2021	5,594,539	(3,158,589)	11,864,207	14,300,157
2020	4,081,963	(2,931,204)	3,935,398	5,086,157

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,979,422	—	(933,343)	72,139	328,739	1,446,957
2023	1,937,106	—	(800,838)	33,978	874,423	2,094,178
2022	1,707,689	—	(780,594)	22,580	(158,062)	791,613
2021	1,966,675	—	(887,070)	25,527	2,716,672	3,821,804
2020	1,464,473	—	(813,899)	35,553	1,058,973	1,745,100

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Frank H. Laukien, Ph.D. ($)	Total - Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)
2024	3,195,863	(1,324,022)	(859,372)	1,012,469
2023	3,820,311	289,562	(374,319)	3,735,554
2022	3,791,720	(1,634,164)	(2,110,487)	47,069
2021	3,414,084	4,953,463	3,496,660	11,864,207
2020	3,992,454	555,746	(612,802)	3,935,398

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	860,461	(327,867)	(203,855)	328,739
2023	899,974	64,782	(90,333)	874,423
2022	710,201	(404,274)	(463,989)	(158,062)
2021	929,504	1,113,335	673,833	2,716,672
2020	1,072,845	98,228	(112,100)	1,058,973

(4)
The Peer Group TSR set forth in this table utilizes the SIC Code 3826 Laboratory Analytical Instruments, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the SIC Code 3826 Laboratory Analytical Instruments Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Non-GAAP Diluted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. See Appendix A for our definition of non-GAAP diluted earnings per share and a reconciliation to the corresponding GAAP measure. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAPDilutedEPS
Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the SIC Code 3826 Laboratory Analytical Instruments, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the SIC Code 3826 Laboratory Analytical Instruments Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the "Average Exclusion of Change in Pension Value for Non-PEO NEOs" column reflect the amounts attributable to the Change in Pension Value reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column presented in the Summary Compensation Table. Amounts in the "Average Inclusion of Pension Service Cost for Non-PEO NEOs” are based on the service cost for services rendered during the listed year and amounts in the “Average Inclusion for Prior Service Cost for Non-PEO NEOs” are based on the cost of pension benefits resulting from a plan amendment or initiation during 2024.

Fiscal Year	Summary Compensation Table Total for Frank H. Laukien, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Frank H. Laukien, Ph.D. ($)	Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)	Compensation Actually Paid to Frank H. Laukien, Ph.D. ($)
2024	5,527,304	(3,338,058)	1,012,469	3,201,715
2023	5,858,761	(3,326,420)	3,735,554	6,267,895
2022	5,057,195	(3,241,398)	47,069	1,862,866
2021	5,594,539	(3,158,589)	11,864,207	14,300,157
2020	4,081,963	(2,931,204)	3,935,398	5,086,157

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Frank H. Laukien, Ph.D. ($)	Total - Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)
2024	3,195,863	(1,324,022)	(859,372)	1,012,469
2023	3,820,311	289,562	(374,319)	3,735,554
2022	3,791,720	(1,634,164)	(2,110,487)	47,069
2021	3,414,084	4,953,463	3,496,660	11,864,207
2020	3,992,454	555,746	(612,802)	3,935,398

Non-PEO NEO Average Total Compensation Amount	$ 1,979,422	$ 1,937,106	$ 1,707,689	$ 1,966,675	$ 1,464,473
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,446,957	2,094,178	791,613	3,821,804	1,745,100
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the "Average Exclusion of Change in Pension Value for Non-PEO NEOs" column reflect the amounts attributable to the Change in Pension Value reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column presented in the Summary Compensation Table. Amounts in the "Average Inclusion of Pension Service Cost for Non-PEO NEOs” are based on the service cost for services rendered during the listed year and amounts in the “Average Inclusion for Prior Service Cost for Non-PEO NEOs” are based on the cost of pension benefits resulting from a plan amendment or initiation during 2024.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,979,422	—	(933,343)	72,139	328,739	1,446,957
2023	1,937,106	—	(800,838)	33,978	874,423	2,094,178
2022	1,707,689	—	(780,594)	22,580	(158,062)	791,613
2021	1,966,675	—	(887,070)	25,527	2,716,672	3,821,804
2020	1,464,473	—	(813,899)	35,553	1,058,973	1,745,100

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	860,461	(327,867)	(203,855)	328,739
2023	899,974	64,782	(90,333)	874,423
2022	710,201	(404,274)	(463,989)	(158,062)
2021	929,504	1,113,335	673,833	2,716,672
2020	1,072,845	98,228	(112,100)	1,058,973

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the SIC Code 3826 Laboratory Analytical Instruments TSR.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Non-GAAP Diluted EPS

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Non-GAAP Diluted EPS during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the SIC Code 3826 Laboratory Analytical Instruments TSR.

Tabular List, Table

Tabular List of the Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEOs for 2024 to Company Performance. The measures in this table are not ranked. See Appendix A for our definitions of these financial performance measures.

Organic Revenue Growth
Non-GAAP Operating Profit
Non-GAAP Diluted Earnings Per Share (EPS)

Total Shareholder Return Amount	$ 116.73	145.89	135.3	165.58	106.58
Peer Group Total Shareholder Return Amount	93.96	100	112.96	169.92	134.62
Net Income (Loss)	$ 113,800,000	$ 428,500,000	$ 298,500,000	$ 280,600,000	$ 161,400,000
Company Selected Measure Amount	2.41	2.58	2.34	2.1	1.35
PEO Name	Frank H. Laukien, Ph.D.	Frank H. Laukien, Ph.D.	Frank H. Laukien, Ph.D.	Frank H. Laukien, Ph.D.	Frank H. Laukien, Ph.D.
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Diluted Earnings Per Share (EPS)
Non-GAAP Measure Description
(5)
We determined Non-GAAP Diluted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. See Appendix A for our definition of non-GAAP diluted earnings per share and a reconciliation to the corresponding GAAP measure. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Frank H. Laukien, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,527,304	$ 5,858,761	$ 5,057,195	$ 5,594,539	$ 4,081,963
PEO Actually Paid Compensation Amount	3,201,715	6,267,895	1,862,866	14,300,157	5,086,157
PEO | Frank H. Laukien, Ph.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,338,058)	(3,326,420)	(3,241,398)	(3,158,589)	(2,931,204)
PEO | Frank H. Laukien, Ph.D. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,012,469	3,735,554	47,069	11,864,207	3,935,398
PEO | Frank H. Laukien, Ph.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,195,863	3,820,311	3,791,720	3,414,084	3,992,454
PEO | Frank H. Laukien, Ph.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,324,022)	289,562	(1,634,164)	4,953,463	555,746
PEO | Frank H. Laukien, Ph.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(859,372)	(374,319)	(2,110,487)	3,496,660	(612,802)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,139	33,978	22,580	25,527	35,553
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(933,343)	(800,838)	(780,594)	(887,070)	(813,899)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	328,739	874,423	(158,062)	2,716,672	1,058,973
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	860,461	899,974	710,201	929,504	1,072,845
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(327,867)	64,782	(404,274)	1,113,335	98,228
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (203,855)	$ (90,333)	$ (463,989)	$ 673,833	$ (112,100)